Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

June 30, 2017

Dates Covered
Collections Period	06/01/17 - 06/30/17
Interest Accrual Period	06/15/17 - 07/16/17
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/17	540,664,062.70	27,509
Yield Supplement Overcollateralization Amount 05/31/17	20,660,915.01	0
Receivables Balance 05/31/17	561,324,977.71	27,509
Principal Payments	20,732,955.52	515
Defaulted Receivables	1,500,627.10	69
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/17	19,588,959.08	0
Pool Balance at 06/30/17	519,502,436.01	26,925

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.69%
Prepayment ABS Speed	1.65%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	10,045,813.28	452
Past Due 61-90 days	2,433,172.13	119
Past Due 91-120 days	481,947.89	27
Past Due 121+ days	0.00	0
Total	12,960,933.30	598

Total 31+ Delinquent as % Ending Pool Balance	2.49%
Total 61+ Delinquent as % Ending Pool Balance	0.56%
Delinquency Trigger Occurred	NO

Recoveries	755,269.80
Aggregate Net Losses/(Gains) - June 2017	745,357.30
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.59%
Prior Net Losses Ratio	1.47%
Second Prior Net Losses Ratio	1.47%
Third Prior Net Losses Ratio	1.52%
Four Month Average	1.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.23%

Overcollateralization Target Amount	23,377,609.62
Actual Overcollateralization	23,377,609.62
Weighted Average APR	3.96%
Weighted Average APR, Yield Adjusted	5.80%
Weighted Average Remaining Term	51.87

Flow of Funds	$ Amount

Collections	23,340,531.07
Investment Earnings on Cash Accounts	14,854.11
Servicing Fee	(467,770.81)
Transfer to Collection Account	0.00
Available Funds	22,887,614.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	685,654.60
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	20,209,353.49
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,992,606.28

Total Distributions of Available Funds	22,887,614.37

Servicing Fee	467,770.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 06/15/17	516,334,179.88
Principal Paid	20,209,353.49
Note Balance @ 07/17/17	496,124,826.39

Class A-1
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-2
Note Balance @ 06/15/17	161,504,179.88
Principal Paid	20,209,353.49
Note Balance @ 07/17/17	141,294,826.39
Note Factor @ 07/17/17	40.1405757%

Class A-3
Note Balance @ 06/15/17	262,000,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	262,000,000.00
Note Factor @ 07/17/17	100.0000000%

Class A-4
Note Balance @ 06/15/17	74,800,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	74,800,000.00
Note Factor @ 07/17/17	100.0000000%

Class B
Note Balance @ 06/15/17	18,030,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	18,030,000.00
Note Factor @ 07/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	685,654.60
Total Principal Paid	20,209,353.49
Total Paid	20,895,008.09

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	177,654.60
Principal Paid	20,209,353.49
Total Paid to A-2 Holders	20,387,008.09

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7983589
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.5312617
Total Distribution Amount	24.3296206

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.5047006
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	57.4129361
Total A-2 Distribution Amount	57.9176367

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/17	2,196,494.13
Investment Earnings	1,428.87
Investment Earnings Paid	(1,428.87)
Deposit/(Withdrawal)	-
Balance as of 07/17/17	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13